Earnings per share (EPS)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Earnings per share (EPS)
12. Earnings per share (EPS)
Basic earnings available to ordinary shareholders per share is computed based on the weighted average number of ordinary shares outstanding during the period. The historical weighted average number of ordinary shares outstanding for the comparative periods were recalculated by using an exchange ratio.
The following table reflects the income data used in the basic and diluted EPS calculations:

	Years Ended December 31,
in €‘000	2019	2020	2021
Profit attributable to Class A shares owners	7,777	10,104	8,744
Profit attributable to Class B shares owners	3,957	5,141	3,825

Profit attributable to owners of the Company (basic and diluted)	11,734	15,245	12,569

Class A and Class B shareholders are entitled to dividends based on the nominal value of the ordinary shares. As the Class B shares have lower nominal value, the shares are entitled to 1/10 of the dividends attributable to Class A shares.
The following table reflects the share data used for the weighted-average number of Class B shares (basic and diluted):

	Years Ended December 31,
in thousands of shares	2019	2020	2021
Issued Class B shares at January 1	903,671	903,671	903,671

Weighted-average number of Class B shares at December 31 (basic and diluted)	903,671	903,671	903,671

The following table reflects the share data used for the weighted-average number of Class A shares (basic):

	Years Ended December 31,
in thousands of shares	2019	2020	2021
Issued Class A shares at January 1	163,566	177,627	177,627
Effect of share options exercised	—	—	19
Effect of shares issued	8,614	—	7,890
Effect of shares issued related to a business combination	—	—	1,133

Weighted-average number of Class A shares at December 31 (basic)	172,180	177,627	186,670

The following table reflects the share data used for the weighted-average number of Class A shares (diluted):

	Years Ended December 31,
in thousands of shares	2019	2020	2021
Weighted-average number of Class A shares at December 31 (basic)	172,180	177,627	186,670
Effect of RSU`s on issue	—	—	454
Effect of warrants	—	—	1,549

Weighted-average number of Class A shares at December 31 (diluted)	172,180	177,627	188,673

As of December 31, 2020, 1,185,658 RSU`s were excluded from the diluted weighted-average number of ordinary shares calculation because they contain a condition that had not been met as of December 31, 2020.